UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               --------------

Check here if Amendment [ ]: Amendment Number:
                                               ----------------

       This Amendment (Check only one.):       [ ] is a restatement
                                               [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Algebris Investments (UK) LLP
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Address:   7 Clifford Street
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           London, W1S 2FT, United Kingdom
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Form 13F File Number: 028-12922
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Angus Milne
      -----------------------------
Title:  Head of Compliance
      -----------------------------
Phone:  +44 20 7440 2330
      -----------------------------

Signature, Place, and Date of Signing:

/s/ Angus Milne              London, United Kingdom            May 16, 2011
----------------------       ----------------------          -----------------
   [Signature]                    [City, State]                   [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                          ---------------------
Form 13F Information Table Entry Total:             20
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Form 13F Information Table Value Total:          $500,167
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                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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


                                                  ALGEBRIS INVESTMENTS (UK) LLP
                                                   FORM 13F INFORMATION TABLE
                                                   Quarter Ended March 31, 2011

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                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC      COM NEW         026874784   16,692   475,000 SH  PUT  SOLE                  475,000
BANCO SANTANDER BRASIL S A   ADS REP 1 UNIT  05967A107   15,841 1,292,120 SH       SOLE                1,292,120
CHUBB CORP                   COM             171232101   71,794 1,171,000 SH  CALL SOLE                1,171,000
CITIGROUP INC                COM             172967101   31,956 7,229,840 SH       SOLE                7,229,840
CITIGROUP INC                COM             172967101   24,885 5,630,000 SH  CALL SOLE                5,630,000
FIRST MIDWEST BANCORP DEL    COM             320867104    2,813   238,600 SH       SOLE                  238,600
FULTON FINL CORP PA          COM             360271100    8,390   755,200 SH       SOLE                  755,200
HARTFORD FINL SVCS GROUP INC COM             416515104   28,266 1,049,600 SH       SOLE                1,049,600
JPMORGAN CHASE & CO          COM             46625H100   55,244 1,198,345 SH       SOLE                1,198,345
JPMORGAN CHASE & CO          COM             46625H100   35,308   765,900 SH  CALL SOLE                  765,900
LENDER PROCESSING SVCS INC   COM             52602E102    2,820    87,600 SH       SOLE                   87,600
MARSH & MCLENNAN COS INC     COM             571748102    5,515   185,000 SH       SOLE                  185,000
MB FINANCIAL INC NEW         COM             55264U108    2,897   138,200 SH       SOLE                  138,200
METLIFE INC                  COM             59156R108   34,988   782,200 SH       SOLE                  782,200
MORGAN STANLEY               COM NEW         617446448    2,194    80,291 SH       SOLE                   80,291
SIGNATURE BK NEW YORK N Y    COM             82669G104    5,719   101,400 SH       SOLE                  101,400
SPDR SERIES TRUST            S&P RETAIL ETF  78464A714  132,080 2,600,000 SH  PUT  SOLE                2,600,000
SUSQUEHANNA BANCSHARES INC P COM             869099101    2,843   304,100 SH       SOLE                  304,100
WELLS FARGO & CO NEW         COM             949746101   17,078   538,569 SH       SOLE                  538,569
WINTRUST FINANCIAL CORP      COM             97650W108    2,844    77,400 SH       SOLE                   77,400